Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2016	35,529,192
Balance at Dec. 31, 2016	$ 21,914,722	$ 3,421,165	$ (302,037)	$ (18,588,817)	$ 6,445,033
Statement Line Items [Line Items]
Income for the period				47,067	47,067
Other comprehensive income (loss)			(948)		(948)
Share-based payments charged to operations		30,721			30,721
Balance (in shares) at Jun. 30, 2017	35,529,192
Balance at Jun. 30, 2017	$ 21,914,722	3,451,886	(302,985)	(18,541,750)	6,521,873
Statement Line Items [Line Items]
Income for the period				(6,308,449)	(6,308,449)
Other comprehensive income (loss)			(462)		(462)
Share-based payments charged to operations		340,792			340,792
Balance (in shares) at Dec. 31, 2017	35,529,192
Balance at Dec. 31, 2017	$ 21,914,722	3,792,678	(303,447)	(24,850,199)	553,754
Statement Line Items [Line Items]
Income for the period				(66,885)	(66,885)
Other comprehensive income (loss)			636		636
Share-based payments charged to operations		73,071			73,071
Balance (in shares) at Jun. 30, 2018	35,529,192
Balance at Jun. 30, 2018	$ 21,914,722	$ 3,865,749	$ (302,811)	$ (24,917,084)	$ 560,576